COMPENSATION EXPENSE - Valuation Assumptions (Details) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TSX
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Risk-free interest rate (%)	3.53%	2.86%
Expected option life (years)	5.18	5.16
Expected volatility (%)	28.13%	27.70%
NYSE
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Risk-free interest rate (%)	0.00%	3.58%
Expected option life (years)	0	5.15
Expected volatility (%)	0.00%	27.70%